Bank overdrafts, bonds and bank loans - Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts	£ 442.0	£ 393.2		£ 534.3
Corporate bonds and bank loans	583.1	230.9
Bank overdrafts, bonds and bank loans	£ 1,025.1	£ 624.1	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.